AMG River Road Dividend All Cap Value Fund II
Schedule of Portfolio Investments (unaudited)
January 31, 2020

	Shares	Value		Shares	Value
Common Stocks - 98.6%			Bristol-Myers Squibb Co.	28,841	$1,815,541
Communication Services - 10.8%			Pfizer, Inc.	32,461	1,208,847
Cinemark Holdings, Inc. [1]	29,425	$927,182	Total Health Care		5,225,521
Comcast Corp., Class A	39,615	1,710,972	Industrials - 8.8%
The Interpublic Group of Cos., Inc. [1]	37,342	847,663	Delta Air Lines, Inc.	14,935	832,477
Omnicom Group, Inc.[1]	16,518	1,243,970	Fastenal Co.[1]	42,285	1,474,901
Verizon Communications, Inc.	28,736	1,708,068	Illinois Tool Works, Inc.	5,721	1,001,061
Total Communication Services		6,437,855	KAR Auction Services, Inc. [1]	19,327	406,253
Consumer Discretionary - 6.5%			MSC Industrial Direct Co., Inc. , Class A	4,328	294,607
Cedar Fair LP, MLP	15,090	816,973	United Parcel Service, Inc. , Class B	11,428	1,183,026
Extended Stay America, Inc.	61,929	800,123	Total Industrials		5,192,325
Six Flags Entertainment Corp.	15,025	572,903	Information Technology - 8.3%
Target Corp.	14,964	1,657,113	Cisco Systems, Inc.	33,038	1,518,757
Total Consumer Discretionary		3,847,112	Corning, Inc.	63,777	1,702,208
Consumer Staples - 7.9%			Intel Corp.	11,480	733,917
Kimberly-Clark Corp.	11,527	1,651,128	QUALCOMM, Inc.	11,527	983,368
PepsiCo, Inc.	8,869	1,259,575	Total Information Technology		4,938,250
Unilever PLC, Sponsored ADR (United Kingdom) [1]	20,232	1,209,267	Materials - 2.2%
Walgreens Boots Alliance, Inc.	11,412	580,300	LyondellBasell Industries NV, Class A	12,564	978,233
Total Consumer Staples		4,700,270	RPM International, Inc.	4,771	340,506
Energy - 14.7%			Total Materials		1,318,739
Chevron Corp.	5,977	640,376	Real Estate - 7.2%
Enterprise Products Partners LP, MLP	60,104	1,548,880	Iron Mountain, Inc. , REIT [1]	43,878	1,386,984
Exxon Mobil Corp.	12,653	786,004	Ryman Hospitality Properties, Inc. , REIT	9,333	793,585
Kinder Morgan, Inc.	97,057	2,025,580	Sabra Health Care REIT, Inc.	30,626	658,459
Magellan Midstream Partners LP, MLP [1]	19,236	1,180,706	Ventas, Inc., REIT	24,836	1,437,011
Marathon Petroleum Corp.	16,954	923,993	Total Real Estate		4,276,039
Valero Energy Corp.	7,960	671,108	Utilities - 6.7%
The Williams Cos., Inc.	47,231	977,209	AES Corp.	74,658	1,482,708
Total Energy		8,753,856	Atlantica Yield PLC (United Kingdom)	32,178	924,313
Financials - 16.7%			Dominion Resources, Inc.	18,473	1,584,060
Axis Capital Holdings, Ltd. (Bermuda)	16,722	1,074,388	Total Utilities		3,991,081
CNA Financial Corp.[1]	13,177	588,090	Total Common Stocks
			(Cost $48,188,462)		58,579,901
Fidelity National Financial, Inc.	31,155	1,518,806
Lazard, Ltd., Class A [1]	22,819	957,485		Principal
				Amount
The PNC Financial Services Group, Inc.	8,986	1,334,870	Short-Term Investments - 1.2%
Truist Financial Corp.	37,919	1,955,483	Joint Repurchase Agreements - 1.0%[2]
U. S. Bancorp	33,057	1,759,294	Nomura Securities International, Inc., dated
Wells Fargo & Co.	15,135	710,437	01/31/20, due 02/03/20, 1.590% total to be
Total Financials		9,898,853	received $636,851 (collateralized by various
			U. S. Government Agency Obligations, 0.000% -
Health Care - 8.8%			9.000%, 11/17/20 - 04/20/67, totaling $649,502)	$636,767	636,767
AbbVie, Inc.	12,304	996,870
Amgen, Inc.	5,574	1,204,263

AMG River Road Dividend All Cap Value Fund II
Schedule of Portfolio Investments (continued)

	Shares	Value		Value
Other Investment Companies - 0.2%			Total Investments - 99.8%
Dreyfus Government Cash Management Fund,			(Cost $48,943,902)	$59,335,341
Institutional Shares, 1.49% [3]	39,162	$39,162	Other Assets, less Liabilities - 0.2%	93,509
Dreyfus Institutional Preferred Government			Net Assets - 100.0%	$59,428,850
Money Market Fund, Institutional Shares,
1.52% [3]	39,162	39,162
JPMorgan U. S. Government Money Market Fund,
IM Shares, 1.52% [3]	40,349	40,349
Total Other Investment Companies		118,673
Total Short-Term Investments
(Cost $755,440)		755,440

[1] Some of these securities, amounting to $9,568,281 or 16.1% of net assets, were out on	ADR	American Depositary Receipt
loan to various borrowers and are collateralized by cash and various U. S. Treasury	MLP	Master Limited Partnership
Obligations. See below for more information.	REIT	Real Estate Investment Trust
[2] Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3] Yield shown represents the January 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$58,579,901	—	—	$58,579,901
Short-Term Investments
Joint Repurchase Agreements	—	$636,767	—	636,767
Other Investment Companies	118,673	—	—	118,673
Total Investments in Securities	$58,698,574	$636,767	—	$59,335,341

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at January 31, 2020, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$9,568,281	$636,767	$9,314,277	$9,951,044

The following table summarizes the securities received as collateral for securities lending at January 31, 2020:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-6.625%	02/15/20-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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